Regulatory Matters (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Total capital (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 178,286,000	$ 166,628,000
Actual, ratio	14.04%	16.35%
For capital adequacy purposes, amount	$ 101,608,000	$ 81,547,000
For capital adequacy purposes, ratio	8.00%	8.00%
To be well capitalized under prompt corrective action provisions, amount	$ 0	$ 0
To be well capitalized under prompt corrective action provisions, ratio	0.00%	0.00%
Total capital (to Risk-Weighted Assets) | Bank
Actual, amount	$ 176,923,000	$ 164,975,000
Actual, ratio	13.93%	16.19%
For capital adequacy purposes, amount	$ 101,606,000	$ 81,539,000
For capital adequacy purposes, ratio	8.00%	8.00%
To be well capitalized under prompt corrective action provisions, amount	$ 133,357,000	$ 107,020,000
To be well capitalized under prompt corrective action provisions, ratio	10.50%	10.50%
Tier 1 Capital (to Risk- Weighted Assets) | Consolidated
Actual, amount	$ 167,792,000	$ 157,273,000
Actual, ratio	13.21%	15.43%
For capital adequacy purposes, amount	$ 76,206,000	$ 61,160,000
For capital adequacy purposes, ratio	6.00%	6.00%
To be well capitalized under prompt corrective action provisions, amount	$ 0	$ 0
To be well capitalized under prompt corrective action provisions, ratio	0.00%	0.00%
Tier 1 Capital (to Risk- Weighted Assets) | Bank
Actual, amount	$ 166,429,000	$ 155,620,000
Actual, ratio	13.10%	15.27%
For capital adequacy purposes, amount	$ 76,204,000	$ 61,154,000
For capital adequacy purposes, ratio	6.00%	6.00%
To be well capitalized under prompt corrective action provisions, amount	$ 107,956,000	$ 86,635,000
To be well capitalized under prompt corrective action provisions, ratio	8.50%	8.50%
Tier 1 Capital (Average Assets) | Consolidated
Actual, amount	$ 167,792,000	$ 157,273,000
Actual, ratio	9.82%	9.64%
For capital adequacy purposes, amount	$ 68,347,000	$ 65,258,000
For capital adequacy purposes, ratio	4.00%	4.00%
To be well capitalized under prompt corrective action provisions, amount	$ 0	$ 0
To be well capitalized under prompt corrective action provisions, ratio	0.00%	0.00%
Tier 1 Capital (Average Assets) | Bank
Actual, amount	$ 166,429,000	$ 155,620,000
Actual, ratio	9.68%	9.50%
For capital adequacy purposes, amount	$ 68,780,000	$ 65,557,000
For capital adequacy purposes, ratio	4.00%	4.00%
To be well capitalized under prompt corrective action provisions, amount	$ 68,780,000	$ 65,557,000
To be well capitalized under prompt corrective action provisions, ratio	4.00%	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 152,792,000	$ 142,273,000
Actual, ratio	12.03%	13.96%
For capital adequacy purposes, amount	$ 57,154,000	$ 45,870,000
For capital adequacy purposes, ratio	4.50%	4.50%
To be well capitalized under prompt corrective action provisions, amount	$ 0	$ 0
To be well capitalized under prompt corrective action provisions, ratio	0.00%	0.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Bank
Actual, amount	$ 166,429,000	$ 155,620,000
Actual, ratio	13.10%	15.27%
For capital adequacy purposes, amount	$ 57,153,000	$ 45,866,000
For capital adequacy purposes, ratio	4.50%	4.50%
To be well capitalized under prompt corrective action provisions, amount	$ 88,905,000	$ 71,347,000
To be well capitalized under prompt corrective action provisions, ratio	7.00%	7.00%